Fees Summary	Aug. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 300,162,693.12
Previously Paid Amount	0.00
Total Fee Amount	45,954.91
Total Offset Amount	0.00
Net Fee	$ 45,954.91